Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedules of Risks Arising from Financial Instruments
U.S. dollar financial instruments subject to foreign exchange risk consist of U.S. dollar denominated items held in Canada and are summarized below.

(US$ in millions)	December 31, 2022	December 31, 2021
Cash and cash equivalents	$634	$664
Trade and settlement receivables	629	1,042
Trade accounts payable and other liabilities	(570)	(703)
Debt (Note 19)	(2,585)	(3,478)
Reduced by: Debt designated as a hedging instrument in our net investment hedge	1,686	2,697
Net U.S. dollar exposure	$(206)	$222
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2022 and December 31, 2021.
30.    Financial Instruments and Financial Risk Management (continued)

	Outstanding at December 31, 2022		Outstanding at December 31, 2021
	Volume	Price	Volume	Price
Receivable positions
Copper (pounds in millions)	168	US$3.80/lb.	156	US$4.42/lb.
Zinc (pounds in millions)	218	US$1.35/lb.	175	US$1.62/lb.
Lead (pounds in millions)	17	US$1.05/lb.	53	US$1.06/lb.
Steelmaking coal (tonnes in thousands)	388	US$257/tonne	—	—
Payable positions
Zinc payable (pounds in millions)	75	US$1.35/lb.	63	US$1.62/lb.
Lead payable (pounds in millions)	18	US$1.05/lb.	10	US$1.06/lb.

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2022, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2023	$454	$616
2024	294	398
2025	294	398
2026	519	703
2027	294	398
Thereafter	3,507	4,749
	$5,362	$7,262
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2022 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities	$3,906	$—	$—	$—	$3,906
Debt (Note 19(f))	616	796	1,101	4,749	7,262
Lease liabilities	138	164	114	329	745
Obligation to Neptune Bulk Terminals	—	28	28	133	189
ENAMI preferential dividend liability	—	—	261	107	368
QB2 advances from SMM/SC	—	—	—	2,293	2,293
QB2 variable consideration to IMSA	—	135	—	—	135
Other liabilities	—	87	31	12	130
Estimated interest payments on debt	417	729	590	2,145	3,881
Estimated interest payments on QB2 advances from SMM/SC	—	—	—	1,019	1,019
Estimated interest payments on lease and other liabilities	16	22	17	43	98

Schedule of Sensitivity Analysis for Types of Market Risk
The following represents the effect on profit attributable to shareholders from a 10% change in commodity prices, based on outstanding receivables and payables subject to final pricing adjustments at December 31, 2022 and December 31, 2021. There is no effect on other comprehensive income.

	Price on December 31,		Change in Profit Attributable to Shareholders
(CAD$ in millions)	2022	2021	2022	2021
Copper	US$3.80/lb.	US$4.42/lb.	$52	$53
Zinc	US$1.35/lb.	US$1.62/lb.	$9	$7
Steelmaking coal	US$257/tonne	—	$9	$—
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2022 and December 31, 2021.
30.    Financial Instruments and Financial Risk Management (continued)

	Outstanding at December 31, 2022		Outstanding at December 31, 2021
	Volume	Price	Volume	Price
Receivable positions
Copper (pounds in millions)	168	US$3.80/lb.	156	US$4.42/lb.
Zinc (pounds in millions)	218	US$1.35/lb.	175	US$1.62/lb.
Lead (pounds in millions)	17	US$1.05/lb.	53	US$1.06/lb.
Steelmaking coal (tonnes in thousands)	388	US$257/tonne	—	—
Payable positions
Zinc payable (pounds in millions)	75	US$1.35/lb.	63	US$1.62/lb.
Lead payable (pounds in millions)	18	US$1.05/lb.	10	US$1.06/lb.

Schedules of Risks Arising from Financial Instruments
The fair value of our commodity swaps is calculated using a discounted cash flow method based on forward metal prices. A summary of these derivative contracts and related fair values as at December 31, 2022 is as follows:

Derivatives not designated as hedging instruments	Quantity	Average Price of Purchase Commitments	Average Price of Sale Commitments	Fair Value Asset (CAD$ in millions)
Zinc swaps	181 million lbs.	US$1.34/lb.	US$1.34/lb.	$4
Lead swaps	75 million lbs.	US$1.01/lb.	US$1.02/lb.	8
				$12
Derivatives Not Designated as Hedging Instruments and Embedded Derivatives

(CAD$ in millions)	Amount of Gain (Loss) Recognized in Other Operating Income (Expense) and Non-Operating Income (Expense)
	2022	2021
Zinc derivatives	$15	$17
Lead derivatives	3	4
Settlement receivables and payables (Note 9)	(371)	442
Contingent zinc escalation payment embedded derivative (c)	27	(28)
Gold stream embedded derivative (c)	(8)	(8)
Silver stream embedded derivative (c)	(2)	(7)
QB2 variable consideration to IMSA (Note 11(a))	(5)	(97)
	$(341)	$323